Principal Accounting Policies - Summary of Income and Cash Flow Amounts and Balances of the Consolidated Trusts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	¥ 8,436,159	$ 1,188,210	¥ 6,733,644	¥ 4,657,019
Net income	2,227,093		411,900	(3,654,528)
Net cash (used in) provided by operating activities	2,269,646	319,674	(15,520)	(211,419)
Net cash used in financing activities	¥ (1,167,002)	$ (164,369)	(1,330,175)	8,901,514
Consolidated Trusts [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues			25,996	104,061
Net income			16,808	22,838
Net cash (used in) provided by operating activities			5,115	(13,793)
Net cash used in financing activities			¥ 0	¥ (31,400)